Warrant Liability - Schedule of Warrants (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants Issued	31,739,540	31,739,540
Common Shares Upon Exercise	15,359,540	15,359,540
Warrants Outstanding	8,730,467	8,730,467	22,231,000
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jul. 20, 2018	Jul. 20, 2018
TSX Ticker	ALO.WT.A	ALO.WT.A
Exercise Price of Warrants | (per share)	$ 6.36	$ 8.00
Warrants Issued	4,031,000	4,031,000
Common Shares Upon Exercise	4,031,000	4,031,000
Warrants Outstanding			4,031,000
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	May 30, 2018	May 30, 2018
TSX Ticker	ALO.WT	ALO.WT
Exercise Price of Warrants | (per share)	$ 0.52	$ 0.70
Warrants Issued	18,200,000	18,200,000
Common Shares Upon Exercise	1,820,000	1,820,000
Warrants Outstanding			18,200,000
Warrant Issued, Expiry at July 28, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jul. 28, 2018	Jul. 28, 2018
TSX Ticker	-	-
Exercise Price of Warrants | (per share)	$ 2.30	$ 2.98
Warrants Issued	721,258	721,258
Common Shares Upon Exercise	721,258	721,258
Warrant Issued, Expiry at December 29, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Dec. 29, 2018	Dec. 29, 2018
TSX Ticker	-	-
Exercise Price of Warrants | (per share)	$ 2.71	$ 3.52
Warrants Issued	56,815	56,815
Common Shares Upon Exercise	56,815	56,815
Warrant Issued, Expiry at January 31, 2020 One
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jan. 31, 2020	Jan. 31, 2020
TSX Ticker	-	-
Exercise Price of Warrants | (per share)	$ 2.09	$ 2.71
Warrants Issued	147,692	147,692
Common Shares Upon Exercise	147,692	147,692
Warrants Outstanding	147,692	147,692
Warrant Issued, Expiry at January 31, 2020 Two
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jan. 31, 2020	Jan. 31, 2020
TSX Ticker	-	-
Exercise Price of Warrants | (per share)	$ 2.65	$ 3.44
Warrants Issued	7,384,656	7,384,656
Common Shares Upon Exercise	7,384,656	7,384,656
Warrants Outstanding	7,384,656	7,384,656
Warrant Issued, Expiry at July 28, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jul. 28, 2021	Jul. 28, 2021
TSX Ticker	-	-
Exercise Price of Warrants | (per share)	$ 2.30	$ 2.98
Warrants Issued	1,198,119	1,198,119
Common Shares Upon Exercise	1,198,119	1,198,119
Warrants Outstanding	1,198,119	1,198,119